Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Net cash flows from operating activities:
Net income (loss) for the period	$ 19,647	$ (12,055)	[1]	$ 211,334	[1]
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based payment	1,212	2,724		1,135
Realized loss (gain) on investments, net	(265)	77		214
Financial income, net	(1,808)	(1,542)		(677)
Income tax expense	1	205		119
Depreciation of equipment and right-of-use-assets	367	512		610
Amortization of intangible assets	152	168		581
Changes in accrued interest and amortization of premium (discount) on investments	(251)	(91)		247
INX Token-based compensation	(473)	694		(6,902)
Unrealized gain (loss) on INX Tokens issued	(28,394)	(3,775)	[1]	(226,044)	[1]
Loss on investment in associate	651	591
Other expense		1,618	[1]		[1]
Net loss on office space sublease agreement		33
Impairment loss on digital assets	12			72
Revaluation of lease liability and right-of-use assets		14		(148)
Changes in operating assets and liabilities:
Decrease (increase) in digital assets, net	(72)	1,648		(1,669)
Decrease )increase) in trade receivables	(137)	(200)		328
Increase in derivative assets		(546)		(1,072)
Decrease (increase) in prepaid expenses and receivables from related parties	(1,337)	73		(225)
Increase (decrease) in accounts payable and accrued expenses	(528)	512		(1,061)
Increase (decrease) in deferred revenue	(85)	85
Gain from sale of discontinued operation	(1,145)
Cash paid and received during the year for:
Interest received	1,845	1,560		784
Taxes received (paid), net	(106)	(86)		69
Net cash used in operating activities	(10,714)	(7,781)		(22,305)
Net cash flows from investing activities:
Purchase of digital assets	(100)
Changes in sublease receivables	91	106
Purchase of equipment	(20)	(48)		(335)
Investment in associate		(32)
Purchase of investments	(25,581)	(9,030)		(33,402)
Proceeds from sales and maturities of investments	32,175	20,824		6,534
Increase in loan receivable from related parties				(218)
Decrease in cash from sale of discontinued operation	(293)
Net cash provided by (used in) investing activities	6,272	11,820		(27,421)
Net cash flows from financing activities:
Proceeds from exercise of INX Token warrants		14		150
Proceeds from private placements, net of issuance cost				29,591
Repayment of contingent consideration liability				(400)
Repayment of finance lease liabilities	(435)	(564)		(578)
Net cash provided by (used in) financing activities	(435)	(550)		28,763
Change in cash and cash equivalents	(4,877)	3,489		(20,963)
Cash and cash equivalents at beginning of year	29,094	25,605		46,568
Cash and cash equivalents at end of year	24,217	29,094		25,605
Cash and cash equivalents	10,008	12,572		19,781
Cash and cash equivalents held in Reserve Fund	14,209	16,522		5,824
Total cash and cash equivalents	24,217	29,094		25,605
Right of-use-asset recognized with corresponding lease liability		28		827
Repayment of loan receivable from related parties				1,233
Contribution to equity upon cancellation of private placement warrants				4,255
Digital assets payments to service providers	$ (124)

[1]	Reclassified in respect of discontinued operation – see note 4 to the financial statements.